Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments1 [Abstract]
Summary of short term investments	Short-term investments

	December 31, 2024	December 31, 2023

Securities (a)	4,956	17,154
Investments held in trust account (b)	54,053	187,356
Short-term investments	59,009	204,510

(a)Securities are liquid investment funds, with portfolios holding term deposits, equities, government bonds, and other short-term liquid securities.
(b)Investments held in trust account are investments received through the IPO transaction of PLAO. These funds are restricted and may only be used for the purposes of completing an initial business combination or the redemption of public shares. These securities are classified and accounted for as Fair Value Through Profit or Loss (“FVTPL”). The investments held in the trust account are comprised of U.S. government securities. On June 12, 2024, 12,339,057 public shares to the value of $141 million were redeemed (refer to note 21(c)).

Summary of long term investments	Long-term investments

	December 31, 2024	December 31, 2023

Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia (a)	—	18,707
Lavoro Agro Limited (b)	11,337	20,166
KMP Growth Fund II (Cayman), LP (“KMP Growth Fund II”) (c)	20,525	8,917
Lavoro Agro Fi Nas Cadeias Produtivas Agroindustriais Fiagro Direitos Creditorios (d)	1,246	2,139
Patria Infra Energia Core FIP EM Infraestrutura	1,309	4,088
Patria Infrastructure Fund V, L.P.	8,479	—
Simba Fundo De Investimento Multimercado	—	1,038
Igah Ventures IV (e)	819	136
Other investments (f)	5,501	2,544
Long-term investments	49,216	57,735

    Some investments in securities are expected to be maintained until the investment funds’ respective termination dates and are measured at FVTPL. As of December 31, 2024, the Group’s ownership interest in each of these investments (excluding interest owned indirectly through investment funds in notes (c) and (e)) ranged from 0.00005% to 9.78%. (December 31, 2023: 0.00005% to 5.78%). Refer to note 31(b) for reconciliation of movements in fair value for level 3 instruments.
(a)The Group’s holding in Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia at a market value of US$13.2 million was contributed into KPM Growth Fund II on July 30, 2024 (refer to note (c) below).
(b)The Group purchased shares on behalf of PBPE General Partner V, Ltd.’s investment fund PE V in Lavoro Agro Limited (“Lavoro”) at a price of $3.50 per share for a total investment of approximately US$8.2 million. Lavoro is Brazil’s largest agricultural inputs retailer and a leading provider of agriculture biologics inputs in Latin America.
    These performance fees were crystallized in conjunction with the IPO of Lavoro. The limited partner of the fund and Patria agreed that, because of the successful completion of the transaction, part of the crystallized performance fee was settled through Lavoro issuing shares to Patria (total amount of US$15.5 million). The investment fund also agreed to cover the spread between US$3.50 and US$10 per share on the future sale of the shares by the Group. As of December 31, 2024, the receivable from the investment fund amounts to US$12.3 million (December 2023: US$3.5 million) for the commitment to cover the spread.
(c)The Group has committed approximately 46% of the capital in KMP Growth Fund II (December 31, 2023: 24%). The increase in capital committed is attributable to the Group contributing its holding in Patria Growth Capital Fund I into KMP Growth Fund II during July 2024 (refer to note (a) above). The investment contributed consists of a 24.42% holding in Startse Informações e Sistemas S/A (“Startse”), an entity in Brazil providing an education and a crowdfunding platform for startups. Additionally, as of December 31, 2024, KMP Growth Fund II held a direct 10.32% interest in the portfolio company (December 31, 2023: 9.5%), Dr. Consulta Clinica Medica Ltda., a Brazil-based healthcare technology company, an indirect 5.44% interest in portfolio company Conexa, Brazil-based healthcare technology company that merged with Zenklub Serviços Ltda during 2024 (December 31, 2023: Zenklub: 28.23%) and an indirect 22.35% interest in the portfolio company Consorciei Participações SA (“Consorciei”) (December 31, 2023: 22.35%). The Group elected to measure the investment at fair value through profit or loss in accordance with IFRS 9 – Financial Instruments.
(d)An investment is held in Lavoro Agro Fi Nas Cadeias Produtivas Agroindustriais Fiagro Direitos Creditorios (5.62% of the net asset value as of December 31, 2024, and 5.78% as of December 31, 2023), a trust invested in securities related to agribusiness production chains in Brazil, such as agribusiness receivables, real estate receivables backed by credits from agribusiness production chains and liquidity assets within the agribusiness.
(e)The Group holds 39% of capital in Igah Ventures IV. The main purpose of the fund is to make venture capital investments, primarily by directly investing in and holding equity and equity-oriented securities of privately held technology-enabled businesses operating primarily in Brazil. On December 31, 2024, the fund held a 7.2% direct interest in Liqi Digital Assets, a blockchain-based asset tokenization startup (early-stage venture capital). The Group elected to measure the investment at fair value through profit or loss in accordance with IFRS 9 – Financial Instruments.
(f)Other investments include US$2.2 million for Nexus. The Group acquired Nexus through a business combination on July 16, 2024, – refer to note 30. The investments are restricted assets that were not part of the business combination between the Group and Nexus. On maturity, the funds will be returned to the previous owners of Nexus (refer to note 21(b)(ix)).

Summary of long-term investments by region	The following is the breakdown of long-term investments by region:

	December 31, 2024	December 31, 2023

Brazil	37,449	55,930
Other	11,767	1,805
Balance	49,216	57,735

Summary of derivative financial assets and liabilities by type of instrument
Below is the composition of other financial instrument portfolios (assets and liabilities) by type of instrument, fair value and maturity as of December 31, 2024, and December 31, 2023.

Financial instruments	December 31, 2024
	Notional	Fair Value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
Energy trading contracts	90,386	25,169	88	8,354	9,292	7,523
Tria call option	24,125	3,578	12	—	—	3,578
Total	114,511	28,747	100	8,354	9,292	11,101

Liabilities
Warrants - SPAC	132,250	6,143	26	—	6,143	—
Energy trading contracts	82,704	17,686	74	7,699	7,907	2,080
Total	214,954	23,829	100	7,699	14,050	2,080

Financial instruments	December 31, 2023
	Notional	Fair Value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
The One Real Estate Investment Fund call options	11,282	310	10	—	310	—
VBI Call option	86,944	2,896	90	—	2,896	—
Total	98,226	3,206	100	—	3,206	—

Liabilities
Warrants	132,250	321	100	—	321	—
Total	132,250	321	100	—	321	—